Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
U.S. Treasury notes, 0.375%, 04/30/2016 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.375%
Investment Maturity Date		Apr. 30, 2016
U.S. Treasury notes, 0.250%, 05/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.25%
Investment Maturity Date		May 15, 2016
U.S. Treasury notes, 0.625%, 07/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.625%
Investment Maturity Date		Jul. 15, 2016
U.S. Treasury notes, 0.875%, 09/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.875%
Investment Maturity Date		Sep. 15, 2016
U.S. Treasury notes, 0.625%, 02/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.625%
Investment Maturity Date	Feb. 15, 2017
U.S. Treasury notes, 0.875%, 05/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.875%
Investment Maturity Date	May 15, 2017
U.S. Treasury notes, 0.875%, 08/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.875%
Investment Maturity Date	Aug. 15, 2017
U.S. Treasury notes, 0.875%, 11/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.875%
Investment Maturity Date	Nov. 15, 2017
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Amortized Cost of U.S. Treasury Notes	$ 201,507,021	$ 185,510,089